Income Tax Expense - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred Tax Assets And Liabilities [line Items]
Cumulative tax losses	$ 399,133,050	$ 310,330,626	$ 221,070,595